Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
Federal Income Tax Status	FEDERAL INCOME TAX STATUS
The Internal Revenue Service determined and informed the Plan Sponsor by a letter dated May 22, 2018, that the Plan and its related Trust continue to be designed in accordance with the applicable provisions of the Code. The Plan has been amended since receiving this letter; however, the Plan Sponsor and the Plan Administrator believe the Plan is currently designed and operated in compliance with the applicable requirements of the Code.

The Plan Sponsor has analyzed the tax positions taken by the Plan, and has concluded that at December 31, 2025 and 2024, there are no uncertain tax positions taken by the Plan that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits of the Plan for any tax periods in progress. The Plan Sponsor believes the Plan is no longer subject to income tax examinations for years prior to 2018.